SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Ifrs Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS

7. SHORT-TERM INVESTMENTS

	December 31,	December 31,
	2023	2022
Term deposits	$7,084,482	$10,144,301
RSTICs	1,533,904	1,504,778
	$8,618,386	$11,649,079

As at December 31, 2023, the term deposits mature between February 13, 2024 and September 9, 2024 and the RSTICs mature on July 17, 2024.